Subsequent Events Series A Preferred Stock Special Cash Dividend - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 25, 2012 Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan. 25, 2012
Dividends, Preferred Stock, Cash	$ 5,555	$ 113	$ 4,482